Related Party Transactions (Details 1) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due from related parties	$ 4,246	$ 4,308
Zhenhua Li [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 4,246	$ 4,308